Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	we provide the following disclosure regarding executive compensation actually paid ("CAP") and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion and Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid (CAP) to PEO	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (dollars in thousands)	Diluted Earnings per Share (4)
					Company Total Shareholder Return	Peer Group Total Shareholder Return (3)
2023	$1,609,640	$1,117,360	$759,489	$599,782	$87.68	$107.99	$61,755	$1.75
2022	$1,646,631	$2,017,896	$745,198	$862,522	$119.90	$111.47	$81,875	$2.31
2021	$1,431,274	$1,328,856	$650,852	$638,129	$92.71	$126.43	$98,035	$2.73
2020	$1,271,194	$1,187,534	$599,677	$568,540	$85.94	$90.82	$46,570	$1.29
(1)For 2020, 2021, 2022, and 2023, Heritage's principal executive officer ("PEO") was Mr. Deuel.
(2)For 2020, 2021, and 2022, Heritage's non-PEO NEOs were Messrs. McDonald, Hinson, and Chalfant, and Cindy Hirman. Ms. Hirman was the Chief Banking Officer and she retired in April 2023. For 2023, Heritage's non-PEO NEOs were Messrs. McDonald, Hinson, Chalfant, and Ray.
(3)The bank index utilized is the S&P U.S. SmallCap Banks Index.
(4)Diluted Earnings per Share is the Company Selected Measure. For 2022, this metric is reported as unadjusted for the items related to talent acquisition.

Company Selected Measure Name	Diluted Earnings per Share (4)
PEO Total Compensation Amount	$ 1,609,640	$ 1,646,631	$ 1,431,274	$ 1,271,194
PEO Actually Paid Compensation Amount	1,117,360	2,017,896	1,328,856	1,187,534
Non-PEO NEO Average Total Compensation Amount	759,489	745,198	650,852	599,677
Non-PEO NEO Average Compensation Actually Paid Amount	$ 599,782	862,522	638,129	568,540
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 87.68	119.90	92.71	85.94
Peer Group Total Shareholder Return Amount	107.99	111.47	126.43	90.82
Net Income (Loss)	$ 61,755	$ 81,875	$ 98,035	$ 46,570
Company Selected Measure Amount	1.75	2.31	2.73	1.29
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Net Charge Offs/Average Loans
Measure:: 3
Pay vs Performance Disclosure
Name	Overhead Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Loan Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity
Measure:: 6
Pay vs Performance Disclosure
Name	Three-Year Total Shareholder Return
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (381,365)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,781
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(304,339)
PEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,357)
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,499)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,951
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,118)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,041)